Financial instruments - Payments agreed by contracts (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	€ 5,063,058	€ 5,385,297
Non-discounted payments, financial instruments	5,073,504	5,417,757
1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	3,553,635	3,038,859
Non-discounted payments, financial instruments	3,551,881	3,038,968
3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	4,205,660	3,894,312
Non-discounted payments, financial instruments	4,205,660	3,894,312
Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	5,742,844	5,774,048
Non-discounted payments, financial instruments	5,742,844	5,774,048
Accounts payable to unrelated parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	813,255	736,069
Accounts payable to unrelated parties | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	426	68
Accounts payable to related parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	118,083	121,457
Other current financial liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	1,107,401	965,595
Short-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	669,013	1,255,853
Bonds and Convertible Bonds | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	806,805	759,946
Bonds and Convertible Bonds | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,167,570	1,249,033
Bonds and Convertible Bonds | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	2,882,965	2,553,673
Bonds and Convertible Bonds | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	3,557,066	3,563,460
Accounts Receivable Facility | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	4,190
Accounts Receivable Facility | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	96,351
Other long-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	44,783	49,959
Other long-term debt | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	87,082	103,315
Other long-term debt | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	47,705	38,991
Other long-term debt | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	202,568	51,466
Lease liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	815,613	796,927
Lease liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,479,359	1,463,953
Lease liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	1,164,048	1,127,660
Lease liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	1,922,861	2,076,056
Variable payments outstanding for acquisition | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	4,794	9,721
Variable payments outstanding for acquisition | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	30,140	2,936
Variable payments outstanding for acquisition | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments		22,526
Variable payments outstanding for acquisition | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	6,149	15,322
Put option liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	667,371	678,705
Put option liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	692,707	219,554
Put option liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	110,942	151,462
Put option liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	54,200	67,744
Letters of credit | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	11,750	11,065
Derivatives - cash flow hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	563	4,875
Derivatives - cash flow hedging instruments | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments		109
Inflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	(10,573)	(141,935)
Inflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments		(2,300)
Outflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	11,136	146,810
Outflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments		2,409
Derivatives - not designated as hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	9,883	27,585
Derivatives - not designated as hedging instruments | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	(1,754)
Inflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	(359,346)	(611,024)
Inflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	(36,590)
Outflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	369,229	€ 638,609
Outflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	€ 34,836